Restructuring and impairment charges - Schedule of Restructuring and Impairment Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring and impairment charges [Line Items]
Impairment	$ 209	$ 48
Other Restructuring Charges	3	9
Restructuring and impairment charges	279	60
Hinton pulp mill
Restructuring and impairment charges [Line Items]
Impairment	121	13
Quesnel River Pul Mill and Slave Lake Pulp Mill
Restructuring and impairment charges [Line Items]
Impairment	20	0
Canadian lumber
Restructuring and impairment charges [Line Items]
Impairment	81	0
US lumber
Restructuring and impairment charges [Line Items]
Impairment	47	29
South Molton mill
Restructuring and impairment charges [Line Items]
Impairment	0	9
Investments accounted for using equity method [member]
Restructuring and impairment charges [Line Items]
Impairment	$ 7	$ 0